OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS	5. OTHER FINANCIAL ITEMS In 2011, legal fees in relation to the consent solicitation in 2010 were incurred. There were no material other financial items in 2012 and 2013.